SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS
Gross profit	$ 68,158,000	$ 114,334,000	$ 70,238,000
Operating expenses:
Selling, general and administrative	52,457,000	63,857,000	95,240,000
Research and development	28,131,000	30,123,000	38,044,000
Amortization of intangible assets	516,000	1,239,000	206,000
Restructuring charges	358,000	2,386,000	16,018,000
Impairment of long-lived assets	3,043,000	476,000
Total operating expenses	100,744,000	93,535,000	143,960,000
Operating income (loss)	(32,586,000)	20,799,000	(73,722,000)
Interest income	2,612,000	2,313,000	2,018,000
Interest expense	(240,000)	(252,000)	(279,000)
Other income, net	(2,973,000)	(8,165,000)	9,808,000
Income (loss) before income taxes	(33,187,000)	14,695,000	(62,175,000)
Income tax benefit (expense)	2,392,000	2,918,000	3,115,000
Net income (loss) attributable to UTStarcom Holdings Corp.	(34,385,000)	13,387,000	(65,129,000)
UTSTARCOM HOLDINGS CORP.
Operating expenses:
Selling, general and administrative	2,315,000	2,217,000	2,631,000
Total operating expenses	2,315,000	2,217,000	2,631,000
Operating income (loss)	(2,315,000)	(2,217,000)	(2,631,000)
Income (loss) before income taxes	(2,315,000)	(2,217,000)	(2,631,000)
Equity in net income (loss) of affiliated companies	(32,070,000)	15,604,000	(62,498,000)
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (34,385,000)	$ 13,387,000	$ (65,129,000)